Segment Information - Revenues from External Customers by Product (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenue from external customers	$ 56,976.9	[1],[2]	$ 46,387.1	[1],[2]	$ 35,568.9	[1],[2]
Group annuity contract conversion premium	0	[3]	99.0	[3]	941.4	[3]
Benefit expense on group annuity contract conversion	0		99.0		941.4
Premiums Earned Net Accident And Health [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	49,562.2		39,659.7		28,872.0
Health Care Fees And Other Revenue [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	5,114.4		4,425.5		3,736.9
Group Life [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	1,240.9		1,158.9		1,070.1
Group Disability [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	929.0		849.5		726.0
Group Longterm Care [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	44.3		44.9		45.9
Large Case Pension [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	86.1		149.6		176.6
United States Federal Government [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	15,500.0		12,200.0		7,400.0
Revenue from foreign customers [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	$ 1,200.0		$ 886.0		$ 775.0

[1]	All within the U.S., except approximately $1.2 billion, $886 million and $775 million in 2014, 2013 and 2012, respectively, which were derived from foreign customers.
[2]	Revenue from the U.S. federal government was approximately $15.5 billion, $12.2 billion and $7.4 billion in 2014, 2013 and 2012, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2014, 2013 and 2012.
[3]	In 2013 and 2012, pursuant to contractual rights exercised by the contract holders, certain existing group annuity contracts converted from participating to non-participating contracts. Upon conversion, we recorded $99.0 million and $941.4 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million and $941.4 million non-cash benefit expense on group annuity conversion for these contracts during 2013 and 2012, respectively.